Government Grant Liabilities (Details) ₪ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2024 CAD ($)	Jun. 30, 2023 CAD ($)	Jun. 30, 2024 CAD ($)	Jun. 30, 2023 CAD ($)	Sep. 30, 2023 CAD ($)	Sep. 30, 2022 CAD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 CAD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2023 ILS (₪)
Government Grant Liabilities (Details) [Line Items]
Acquisition of grant total amount					$ 1,500,000
Repaid of royalties percentage					50.10%				50.10%	50.10%
Effective interest rate percentage					30.30%				30.30%	30.30%
Accretion loss					$ 74,335
Accretion gain						$ 78,567
Government grant liability	$ 575,833		$ 575,833		1,468,296	1,409,694
Research and Development	$ 1,855,937	$ 1,516,343	$ 6,686,031	$ 10,115,381	12,719,093	$ 22,057,911		$ 11,226,737
Royalty percentage						5.00%	5.00%
Binational Industrial Research and Development Foundation [Member]
Government Grant Liabilities (Details) [Line Items]
Government grant liability					568,807				$ 420,715
Research and Development						$ 430,588	$ 315,035
Israeli Innovation Authority [Member]
Government Grant Liabilities (Details) [Line Items]
Government grant liability					$ 420,000
Acquisition of grant total amount | ₪										₪ 4
Repaid of royalties percentage					3.00%				3.00%	3.00%